Performance Management	Aug. 31, 2025
Franklin Templeton SMACS: Series E
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance information does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	15.17%
Worst Quarter:	2020, Q1	-23.18%

As of September 30, 2025, the Fund’s year-to-date return was 14.30%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Templeton SMACS: Series E		12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	15.79%	[1]
Russell 3000® Index | Performance Inception Date				Jun. 03, 2019
MSCI USA High Dividend Yield Index | Average Annual Return, Label [Optional Text]	MSCI USA High Dividend Yield Index
MSCI USA High Dividend Yield Index | Average Annual Return, Percent		11.66%	7.32%	9.23%	[1]
MSCI USA High Dividend Yield Index | Performance Inception Date				Jun. 03, 2019
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		11.38%	9.80%	11.73%	[1]
Advisor Class | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		8.92%	7.34%	9.20%	[1]
Advisor Class | After Taxes on Distributions | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.99%	6.85%	8.41%	[1]
Advisor Class | After Taxes on Distributions and Sales | Performance Inception Date				Jun. 03, 2019
[1]	Since inception June 3, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Templeton SMACS: Series E | Advisor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 14.30%.
Bar Chart, Year to Date Return	14.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Templeton SMACS: Series I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance information does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	9.57%
Worst Quarter:	2020, Q1	-15.36%

As of September 30, 2025, the Fund’s year-to-date return was 7.29%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Templeton SMACS: Series I		12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	0.31%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				Jun. 03, 2019
Bloomberg High Yield Very Liquid Index | Average Annual Return, Label [Optional Text]	Bloomberg High Yield Very Liquid Index
Bloomberg High Yield Very Liquid Index | Average Annual Return, Percent		7.66%	3.60%	4.45%	[1]
Bloomberg High Yield Very Liquid Index | Performance Inception Date				Jun. 03, 2019
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index | Average Annual Return, Label [Optional Text]	50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index | Average Annual Return, Percent		4.88%	1.99%	2.96%	[1]
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index | Performance Inception Date				Jun. 03, 2019
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		8.03%	3.37%	3.51%	[1]
Advisor Class | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		4.63%	0.25%	0.39%	[1]
Advisor Class | After Taxes on Distributions | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.68%	1.18%	1.29%	[1]
Advisor Class | After Taxes on Distributions and Sales | Performance Inception Date				Jun. 03, 2019
[1]	Since inception June 3, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Templeton SMACS: Series I | Advisor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 7.29%.
Bar Chart, Year to Date Return	7.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Templeton SMACS: Series CH
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance information does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	7.53%
Worst Quarter:	2022, Q2	-8.03%

As of September 30, 2025, the Fund’s year-to-date return was 0.92%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Templeton SMACS: Series CH		12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		1.05%	0.99%	1.35%	[1]
Bloomberg Municipal Bond Index | Performance Inception Date				Jun. 03, 2019
Bloomberg Municipal Bond California Exempt Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond California Exempt Index
Bloomberg Municipal Bond California Exempt Index | Average Annual Return, Percent		1.02%	0.96%	1.33%	[1]
Bloomberg Municipal Bond California Exempt Index | Performance Inception Date				Jun. 03, 2019
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		7.85%	1.63%	2.13%	[1]
Advisor Class | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		7.81%	1.62%	2.03%	[1]
Advisor Class | After Taxes on Distributions | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.84%	2.18%	2.50%	[1]
Advisor Class | After Taxes on Distributions and Sales | Performance Inception Date				Jun. 03, 2019
[1]	Since inception June 3, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Templeton SMACS: Series CH | Advisor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 0.92%.
Bar Chart, Year to Date Return	0.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.03%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin Templeton SMACS: Series H
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance information does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	8.61%
Worst Quarter:	2022, Q2	-7.34%

As of September 30, 2025, the Fund’s year-to-date return was 2.13%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Templeton SMACS: Series H		12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		1.05%	0.99%	1.35%	[1]
Bloomberg Municipal Bond Index | Performance Inception Date				Jun. 03, 2019
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		7.81%	2.50%	2.53%	[1]
Advisor Class | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		7.72%	2.48%	2.51%	[1]
Advisor Class | After Taxes on Distributions | Performance Inception Date				Jun. 03, 2019
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.68%	2.78%	2.77%	[1]
Advisor Class | After Taxes on Distributions and Sales | Performance Inception Date				Jun. 03, 2019
[1]	Since inception June 3, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Templeton SMACS: Series H | Advisor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 2.13%.
Bar Chart, Year to Date Return	2.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022